CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Corporate Bonds — 24.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 154,628
Barrick North America Finance LLC, 5.75%, 5/1/43	100	99,151
BHP Billiton Finance USA Ltd., 5.125%, 2/21/32	100	102,154
Dow Chemical Co., 4.375%, 11/15/42	100	78,452
LYB International Finance BV, 5.25%, 7/15/43	100	86,053
		$ 520,438
Communications — 2.2%
Alphabet, Inc., 5.50%, 2/15/46	$200	$ 198,512
Amazon.com, Inc., 5.45%, 11/20/55	200	191,201
AT&T, Inc., 5.45%, 3/1/47	300	278,977
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/35	175	177,829
Comcast Corp.:
2.937%, 11/1/56	98	54,332
4.00%, 3/1/48	50	36,891
4.15%, 10/15/28	100	99,610
Meta Platforms, Inc., 4.60%, 11/15/32	200	198,106
Motorola Solutions, Inc., 2.30%, 11/15/30	100	90,206
NBCUniversal Media LLC, 4.45%, 1/15/43	123	102,241
Orange SA, 4.75%, 1/13/33(1)	200	197,836
T-Mobile USA, Inc.:
2.05%, 2/15/28	50	47,978
5.15%, 4/15/34	100	100,788
Verizon Communications, Inc.:
5.00%, 1/15/36	400	391,866
5.875%, 11/30/55	100	97,338
Walt Disney Co., 5.40%, 10/1/43	100	97,869
		$2,361,580
Consumer, Cyclical — 1.4%
Choice Hotels International, Inc., 3.70%, 1/15/31	$50	$46,944
Dollar General Corp., 5.00%, 11/1/32	150	149,126
General Motors Co., 5.00%, 4/1/35(2)	300	287,520
Home Depot, Inc., 4.50%, 12/6/48	100	84,033
Hyatt Hotels Corp., 5.50%, 6/30/34	50	50,524
Lowe's Cos., Inc., 5.625%, 4/15/53	150	141,930
Marriott International, Inc., 5.50%, 4/15/37	50	49,803
Starbucks Corp., 3.75%, 12/1/47	100	73,807
Tapestry, Inc., 4.125%, 7/15/27	300	298,756
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	250,822
		$1,433,265
Consumer, Non-cyclical — 4.7%
Abbott Laboratories, 5.50%, 3/15/56	$200	$196,247
AbbVie, Inc.:
3.20%, 11/21/29	100	96,423
4.30%, 5/14/36	100	94,531
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Alcon Finance Corp., 3.00%, 9/23/29(1)	$350	$ 332,710
Amgen, Inc., 4.20%, 2/19/31	100	98,655
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	100	87,969
Archer-Daniels-Midland Co., 4.50%, 8/15/33	100	98,780
Block Financial LLC, 3.875%, 8/15/30	150	141,516
Bristol-Myers Squibb Co., 5.55%, 2/22/54	100	96,357
Campbell's Co., 4.55%, 3/21/31	100	96,986
Cigna Group, 5.60%, 2/15/54	50	47,383
Conagra Brands, Inc., 4.85%, 11/1/28	100	100,118
CVS Health Corp., 4.30%, 3/25/28	110	109,633
CVS Pass-Through Trust, 6.036%, 12/10/28	26	26,187
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	368,501
Elevance Health, Inc., 6.10%, 10/15/52	50	50,201
Eli Lilly & Co., 4.875%, 2/27/53	100	89,415
General Mills, Inc., 4.20%, 4/17/28	100	99,509
Global Payments, Inc., 5.20%, 11/15/32	100	97,128
HCA, Inc., 5.90%, 6/1/53	200	190,582
Kroger Co., 3.875%, 10/15/46	100	75,561
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	94,801
Mars, Inc., 3.60%, 4/1/34(1)	100	91,501
Merck & Co., Inc.:
4.45%, 12/4/32	100	99,350
5.70%, 9/15/55	100	99,379
Molson Coors Beverage Co., 5.00%, 5/1/42	100	89,920
Mondelez International, Inc., 3.00%, 3/17/32	100	90,520
Pfizer, Inc., 4.40%, 5/15/44	200	173,836
Quanta Services, Inc., 2.90%, 10/1/30	200	185,593
Solventum Corp., 5.45%, 3/13/31	100	102,624
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	72,113
Sysco Corp., 5.95%, 4/1/30	250	259,726
Thermo Fisher Scientific, Inc., 5.546%, 2/12/46	100	98,836
Triton Container International Ltd.:
2.05%, 4/15/26(1)	300	299,682
3.15%, 6/15/31(1)	100	90,495
Tyson Foods, Inc., 4.875%, 8/15/34	100	98,430
UnitedHealth Group, Inc.:
4.625%, 11/15/41	100	89,057
5.625%, 7/15/54	100	95,377
Viatris, Inc., 2.30%, 6/22/27	250	242,485
Zoetis, Inc., 4.70%, 2/1/43	100	89,255
		$5,057,372
Energy — 1.6%
Cameron LNG LLC, 2.902%, 7/15/31(1)	$100	$91,619
Canadian Natural Resources Ltd., 7.20%, 1/15/32	150	166,902
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	104,563
Diamondback Energy, Inc., 3.50%, 12/1/29	100	96,519
Energy Transfer LP:
6.00%, 2/1/29(1)	100	100,799
6.20%, 4/1/55	200	194,513

CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Energy (continued)
EQT Corp., 4.50%, 1/15/29	$39	$ 38,916
MPLX LP, 5.50%, 6/1/34	100	101,066
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	220,093
ONEOK, Inc., 5.625%, 1/15/28(1)	100	101,306
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	100	96,800
Shell Finance U.S., Inc.:
4.125%, 5/11/35	100	94,851
4.55%, 8/12/43	100	88,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	100	99,881
Woodside Finance Ltd., 5.70%, 5/19/32	150	155,585
		$1,751,475
Financial — 8.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$192,567
Ally Financial, Inc., 2.20%, 11/2/28	250	235,480
American Express Co., 5.625% to 4/27/33, 7/28/34(3)	100	102,228
Americold Realty Operating Partnership LP, 5.60%, 5/15/32	50	49,485
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	144,035
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	462,048
2.687% to 4/22/31, 4/22/32(3)	200	181,309
4.244% to 4/24/37, 4/24/38(3)	250	226,556
Bank of New York Mellon Corp., 5.606% to 7/21/34, 7/21/39(3)	200	203,619
Beacon Funding Trust, 6.266%, 8/15/54(1)	100	98,926
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100	75,549
Capital One Financial Corp., 5.817% to 2/1/33, 2/1/34(3)	150	153,567
Chubb INA Holdings LLC, 4.90%, 8/15/35	100	98,504
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	201,353
4.075% to 4/23/28, 4/23/29(3)	500	496,404
EPR Properties:
4.50%, 6/1/27	200	199,209
4.95%, 4/15/28	100	99,886
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	441,556
5.387% to 2/2/36, 2/2/41(3)	200	193,303
6.75%, 10/1/37	100	107,934
High Street Funding Trust III, 5.807%, 2/15/55(1)	100	95,111
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	369,764
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	235,347
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	195,995
5.717% to 9/14/32, 9/14/33(3)	500	517,915
Kimco Realty OP LLC, 4.45%, 9/1/47	200	166,669
MetLife, Inc., 4.875%, 11/13/43	100	89,615
National Australia Bank Ltd., 6.429%, 1/12/33(1)	300	320,643
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
NNN REIT, Inc., 5.60%, 10/15/33	$100	$ 103,140
Northern Trust Corp., 3.375% to 5/8/27, 5/8/32(3)	200	197,272
Pacific Life Insurance Co., 5.95%, 9/15/55(1)	100	98,312
Peachtree Corners Funding Trust II, 6.012%, 5/15/35(1)	100	102,462
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 8/15/32	50	50,227
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	134,970
PNC Bank NA, 2.70%, 10/22/29	250	235,315
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(3)	150	153,189
Simon Property Group LP, 2.65%, 7/15/30	150	139,358
State Street Corp., 6.123% to 11/21/33, 11/21/34(3)	300	317,200
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(3)	100	103,318
Wells Fargo & Co.:
3.068% to 4/30/40, 4/30/41(3)	250	187,810
3.196% to 6/17/26, 6/17/27(3)	250	249,296
5.389% to 4/24/33, 4/24/34(3)	250	253,826
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(3)	200	179,716
Wynnton Funding Trust, 5.251%, 8/15/35(1)	100	98,352
		$8,558,340
Industrial — 2.1%
Amphenol Corp., 4.40%, 2/15/33	$100	$97,630
Boeing Co., 5.15%, 5/1/30	100	101,710
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	100	96,475
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	173,680
Carrier Global Corp., 3.577%, 4/5/50	127	90,834
CRH America Finance, Inc., 5.40%, 5/21/34	200	203,736
Deere & Co., 6.55%, 10/1/28	250	263,152
Flex Ltd., 4.875%, 5/12/30	250	249,764
Honeywell Aerospace, Inc., 5.622%, 3/16/46(1)	100	98,606
Lennox International, Inc., 1.70%, 8/1/27	300	290,202
Lockheed Martin Corp., 5.70%, 11/15/54	100	99,916
RTX Corp., 4.50%, 6/1/42	100	88,797
Ryder System, Inc., 4.95%, 9/1/29	100	101,332
United Parcel Service, Inc., 6.20%, 1/15/38	100	109,184
Waste Management, Inc., 5.35%, 10/15/54	200	190,913
		$2,255,931
Technology — 1.9%
Accenture Capital, Inc., 4.50%, 10/4/34	$100	$96,723
Broadcom, Inc., 3.419%, 4/15/33	200	182,960
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	255,196
Fiserv, Inc., 5.15%, 8/12/34	75	72,884
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	100	96,832
Intel Corp., 4.875%, 2/10/28	200	201,472
International Business Machines Corp., 4.95%, 2/3/36	100	97,449
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	323,826
Oracle Corp.:
2.65%, 7/15/26	150	149,197

CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Oracle Corp.: (continued)
5.55%, 2/6/53	$200	$ 159,703
Roper Technologies, Inc., 2.95%, 9/15/29	250	236,260
Salesforce, Inc., 5.55%, 3/15/36	100	99,727
		$ 1,972,229
Utilities — 2.5%
Ameren Illinois Co., 4.15%, 3/15/46	$100	$ 81,214
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	200	161,072
Dominion Energy South Carolina, Inc., 4.60%, 6/15/43	200	173,139
DTE Electric Co., 2.25%, 3/1/30	300	277,539
Duke Energy Florida LLC, 6.20%, 11/15/53	250	261,967
Florida Power & Light Co., 5.60%, 6/15/54	200	195,933
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	100	97,312
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	301,527
Louisville Gas & Electric Co., 5.85%, 8/15/55	75	74,491
MidAmerican Energy Co., 5.30%, 2/1/55	100	92,808
New England Power Co., 5.848%, 9/8/55(1)	100	98,935
Niagara Mohawk Power Corp., 5.29%, 1/17/34(1)	100	100,047
Ohio Power Co., 5.65%, 6/1/34	100	102,901
Pacific Gas & Electric Co., 5.90%, 10/1/54	150	139,881
PacifiCorp, 4.10%, 2/1/42	100	78,369
PECO Energy Co., 3.90%, 3/1/48	150	114,678
Public Service Electric and Gas Co., 3.95%, 5/1/42	200	165,885
San Diego Gas & Electric Co., 4.10%, 6/15/49	100	76,781
Southern Co. Gas Capital Corp., 4.95%, 9/15/34	100	98,632
		$2,693,111
Total Corporate Bonds (identified cost $27,790,174)		$26,603,741

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45	$500	$ 448,400
		$ 448,400
Total Sovereign Government Bonds (identified cost $497,920)		$ 448,400

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 989,263
Total Taxable Municipal Obligations (identified cost $997,418)		$ 989,263

U.S. Government Agencies and Instrumentalities — 2.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(2)	$850	$ 949,018
6.75%, 3/15/31	1,000	1,123,886
Federal National Mortgage Association:
0.875%, 8/5/30	600	527,553
5.625%, 7/15/37(2)	100	108,934
Total U.S. Government Agencies and Instrumentalities (identified cost $2,787,343)		$ 2,709,391

U.S. Government Agency Mortgage-Backed Securities — 25.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$912	$ 739,050
2.50%, with various maturities to 2050	1,010	917,322
3.00%, with various maturities to 2052	1,085	967,839
3.50%, with various maturities to 2048	267	252,640
4.00%, with various maturities to 2052	586	559,632
4.50%, with various maturities to 2044	676	673,168
5.00%, with various maturities to 2055	1,987	1,973,861
6.00%, with various maturities to 2040	24	24,556
6.50%, with various maturities to 2055	1,573	1,628,523
Federal National Mortgage Association:
1.50%, 9/1/35	371	335,663
2.00%, with various maturities to 2051	3,316	2,813,326
2.50%, with various maturities to 2052	3,459	3,022,307
3.00%, with various maturities to 2052	4,168	3,745,863
3.50%, with various maturities to 2052	2,516	2,346,623
4.00%, with various maturities to 2047	881	848,305
4.50%, with various maturities to 2044	596	593,227
5.00%, with various maturities to 2055	2,179	2,164,340
5.50%, with various maturities to 2038	97	100,983
6.00%, with various maturities to 2053	675	692,270
6.081%, (1 Yr. RFUCCT + 1.456%) 9/1/38(4)	38	39,452
6.50%, 9/1/36	8	8,328

CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
2.50%, with various maturities to 2052	$2,186	$ 1,873,808
4.00%, with various maturities to 2042	380	366,393
4.50%, 7/20/33	24	23,595
5.00%, with various maturities to 2039	147	149,659
5.50%, 7/20/34	16	16,358
6.00%, with various maturities to 2038	99	102,895
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $29,153,206)		$ 26,979,986

U.S. Treasury Obligations — 44.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49	$650	$ 404,447
3.00%, 5/15/47	1,000	743,516
3.00%, 8/15/52	280	199,112
3.125%, 11/15/41	1,000	818,672
3.125%, 8/15/44	1,000	784,258
3.125%, 5/15/48	750	564,639
3.50%, 2/15/39	350	315,930
3.625%, 2/15/53	325	260,914
3.75%, 11/15/43	1,100	953,477
3.875%, 8/15/40	300	275,098
4.00%, 11/15/42	350	316,812
4.125%, 8/15/53	1,100	964,992
4.25%, 2/15/54	600	537,574
4.25%, 8/15/54	900	806,273
4.375%, 11/15/39	760	741,594
4.375%, 5/15/41	700	674,434
4.50%, 5/15/38	400	403,047
4.50%, 11/15/54	210	196,235
4.625%, 2/15/55	1,000	954,023
U.S. Treasury Notes:
0.375%, 7/31/27	300	286,646
0.50%, 8/31/27	750	715,869
0.625%, 5/15/30	300	262,828
0.625%, 8/15/30	1,000	868,574
0.875%, 11/15/30	250	217,949
1.125%, 2/29/28	500	475,410
1.125%, 8/31/28	200	187,695
1.125%, 2/15/31	1,100	964,563
1.25%, 4/30/28	1,950	1,850,824
1.25%, 9/30/28	150	140,892
1.25%, 8/15/31	1,300	1,128,588
1.50%, 11/30/28	1,350	1,271,399
1.50%, 2/15/30	1,400	1,281,355
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.75%, 1/31/29	$350	$ 330,647
2.25%, 2/15/27	2,150	2,122,275
2.25%, 11/15/27	2,550	2,486,947
2.625%, 2/15/29	1,200	1,161,164
2.75%, 2/15/28	200	196,195
2.75%, 8/15/32	825	763,222
2.875%, 5/15/28	425	416,998
2.875%, 8/15/28	300	293,719
2.875%, 5/15/32	725	678,201
3.125%, 11/15/28	1,150	1,130,189
3.125%, 8/31/29	1,100	1,074,305
3.375%, 5/15/33	425	404,929
3.50%, 9/30/27	1,000	995,215
3.50%, 2/15/29	150	148,705
3.50%, 1/31/30	225	221,906
3.50%, 4/30/30	500	492,490
3.50%, 2/15/33	650	625,523
3.625%, 9/30/30	500	493,818
3.75%, 5/31/30	650	646,141
3.75%, 12/31/30	200	198,316
3.875%, 9/30/29	150	150,038
3.875%, 12/31/29	350	349,843
3.875%, 8/15/33	400	392,742
4.00%, 2/29/28	600	602,051
4.00%, 4/30/32	150	149,464
4.00%, 2/15/34	600	591,938
4.00%, 11/15/35	300	292,664
4.125%, 3/31/29	1,000	1,008,477
4.125%, 8/31/30	750	755,889
4.125%, 7/31/31	500	503,301
4.125%, 11/15/32	1,175	1,175,643
4.125%, 2/15/36	600	590,672
4.25%, 1/15/28	200	201,438
4.25%, 2/15/28	1,600	1,612,438
4.25%, 1/31/30	400	405,094
4.25%, 2/28/31	250	253,276
4.25%, 8/15/35	450	448,383
4.375%, 5/15/34	350	353,739
4.50%, 12/31/31	400	409,578
4.50%, 11/15/33	400	408,359
4.625%, 6/15/27	500	504,756
4.625%, 4/30/31	530	545,817
4.875%, 10/31/30	200	207,816
Total U.S. Treasury Obligations (identified cost $49,565,690)		$47,361,960

CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	1,131,460	$ 1,131,460
Total Affiliated Fund (identified cost $1,131,460)		$ 1,131,460
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	1,038,590	$ 1,038,590
Total Securities Lending Collateral (identified cost $1,038,590)		$ 1,038,590
Total Short-Term Investments (identified cost $2,170,050)		$ 2,170,050
Total Investments — 100.3% (identified cost $112,961,801)		$107,262,791
Other Assets, Less Liabilities — (0.3)%		$ (356,356)
Net Assets — 100.0%		$106,906,435

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $3,391,659 or 3.2% of the Fund's net assets.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $1,293,115 and the total market value of the collateral received by the Fund was $1,335,655, comprised of cash of $1,038,590 and U.S. government and/or agencies securities of $297,065.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,131,460, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,384,019	$5,810,501	$(6,063,060)	$ —	$ —	$1,131,460	$12,830	1,131,460

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

CVT
Investment Grade Bond Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$26,603,741	$ —	$26,603,741
Sovereign Government Bonds	—	448,400	—	448,400
Taxable Municipal Obligations	—	989,263	—	989,263
U.S. Government Agencies and Instrumentalities	—	2,709,391	—	2,709,391
U.S. Government Agency Mortgage-Backed Securities	—	26,979,986	—	26,979,986
U.S. Treasury Obligations	—	47,361,960	—	47,361,960
Short-Term Investments:
Affiliated Fund	1,131,460	—	—	1,131,460
Securities Lending Collateral	1,038,590	—	—	1,038,590
Total Investments	$2,170,050	$105,092,741	$ —	$107,262,791
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.